Interbank Borrowings - Schedule of Interbank Borrowings (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total	$ 2,327,723	$ 2,196,130
Loans obtained from local financial institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	5,863	21,958
Loans obtained from local financial institutions [member] | Banco de Chile [member]
Disclosure of detailed information about borrowings [line items]
Total		21,958
Loans obtained from local financial institutions [member] | Banco BTG Pactual Chile [member]
Disclosure of detailed information about borrowings [line items]
Total	5,863
Loans obtained from foreign financial institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	2,321,860	2,174,172
Loans obtained from foreign financial institutions [member] | Sumitomo Mitsui Banking Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total	242,883	145,156
Loans obtained from foreign financial institutions [member] | Wells Fargo Bank, N.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	209,615	157,029
Loans obtained from foreign financial institutions [member] | Credicorp capital SASAF [member]
Disclosure of detailed information about borrowings [line items]
Total	175,326	125,706
Loans obtained from foreign financial institutions [member] | Bank of America, N.A. [Member]
Disclosure of detailed information about borrowings [line items]
Total	153,546	248,514
Loans obtained from foreign financial institutions [member] | IFC International Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total	145,817	187,507
Loans obtained from foreign financial institutions [member] | Citibank N.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	118,975	168,232
Loans obtained from foreign financial institutions [member] | Scotia Fondos Sociedad Administradora de Fondos S.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	108,979	62,205
Loans obtained from foreign financial institutions [member] | Bank of Montreal [Member]
Disclosure of detailed information about borrowings [line items]
Total	106,586	42,836
Loans obtained from foreign financial institutions [member] | Andean Development Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total	104,273	30,724
Loans obtained from foreign financial institutions [member] | BNP Paribas [member]
Disclosure of detailed information about borrowings [line items]
Total	91,072	39,480
Loans obtained from foreign financial institutions [member] | Banco Credito del Peru [member]
Disclosure of detailed information about borrowings [line items]
Total	90,022	31,031
Loans obtained from foreign financial institutions [member] | Bancoldex S.A Colombia [member]
Disclosure of detailed information about borrowings [line items]
Total	80,394	100,834
Loans obtained from foreign financial institutions [member] | Commerzbank AG [member]
Disclosure of detailed information about borrowings [line items]
Total	75,032	89,274
Loans obtained from foreign financial institutions [member] | BBVA Asset Management Continental S.A.Peru [member]
Disclosure of detailed information about borrowings [line items]
Total	73,481	39,791
Loans obtained from foreign financial institutions [member] | Standard Chartered Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	68,169	140,397
Loans obtained from foreign financial institutions [member] | Bank of Nova Scotia [member]
Disclosure of detailed information about borrowings [line items]
Total	65,802	65,442
Loans obtained from foreign financial institutions [member] | Latin American Export Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	52,817	57,132
Loans obtained from foreign financial institutions [member] | Interfunds S.A. Fund Management Company [member]
Disclosure of detailed information about borrowings [line items]
Total	45,149	19,906
Loans obtained from foreign financial institutions [member] | HSBC USA [member]
Disclosure of detailed information about borrowings [line items]
Total	43,214	15,362
Loans obtained from foreign financial institutions [member] | Findeter S.A - Financiera del Desarrollo Territorial [member]
Disclosure of detailed information about borrowings [line items]
Total	38,364	49,528
Loans obtained from foreign financial institutions [member] | Cobank CB [member]
Disclosure of detailed information about borrowings [line items]
Total	33,850	9,108
Loans obtained from foreign financial institutions [member] | Mizuho corporate bank [member]
Disclosure of detailed information about borrowings [line items]
Total	31,763	39,480
Loans obtained from foreign financial institutions [member] | Ing Bank NV [member]
Disclosure of detailed information about borrowings [line items]
Total	30,874	16,965
Loans obtained from foreign financial institutions [member] | Apple Bank for Saving [member]
Disclosure of detailed information about borrowings [line items]
Total	18,147	12,290
Loans obtained from foreign financial institutions [member] | Bancaribe curacao Bank n.v. [member]
Disclosure of detailed information about borrowings [line items]
Total	12,694	13,831
Loans obtained from foreign financial institutions [member] | Export Development Canada [member]
Disclosure of detailed information about borrowings [line items]
Total	11,199	30,724
Loans obtained from foreign financial institutions [member] | Bank of Bogota [member]
Disclosure of detailed information about borrowings [line items]
Total	8,560	4,118
Loans obtained from foreign financial institutions [member] | China Construction Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	5,155	14,133
Loans obtained from foreign financial institutions [member] | FONDOS SURA SAF S.A.C. [member]
Disclosure of detailed information about borrowings [line items]
Total	2,827	25,436
Loans obtained from foreign financial institutions [member] | Shanghai Commercial and Savings Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	2,244	6,145
Loans obtained from foreign financial institutions [member] | The Export IM Apple Bank for saving [member]
Disclosure of detailed information about borrowings [line items]
Total	2,244	6,145
Loans obtained from foreign financial institutions [member] | Bayern Landesbank [member]
Disclosure of detailed information about borrowings [line items]
Total	2,237	11,245
Loans obtained from foreign financial institutions [member] | Banco Republica [member]
Disclosure of detailed information about borrowings [line items]
Total	1,805	15,119
Loans obtained from foreign financial institutions [member] | Scotiabank Peru S.A [member]
Disclosure of detailed information about borrowings [line items]
Total	1,457
Loans obtained from foreign financial institutions [member] | Financial Development Corporation S.A Cofide [ member]
Disclosure of detailed information about borrowings [line items]
Total		10,407
Loans obtained from foreign financial institutions [member] | Mercantil CA Banco Universal [member]
Disclosure of detailed information about borrowings [line items]
Total		17,395
Loans obtained from foreign financial institutions [member] | Deg Deutsche Investitions [member]
Disclosure of detailed information about borrowings [line items]
Total		21,410
Loans obtained from foreign financial institutions [member] | Kookmin Bank of New York [member]
Disclosure of detailed information about borrowings [line items]
Total		12,324
Loans obtained from foreign financial institutions [member] | Other banks [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 67,288	$ 91,811